Note 6 - Stockholders' Equity (Details) - Additional Information Concerning Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Information Concerning Stock Options [Abstract]
Weighted average fair value of options granted during the period (in Dollars per share)	$ 0.59	$ 0.79	$ 2.95
Total fair value of options vested during the period	$ 319,920	$ 540,339	$ 499,557